Other Comprehensive Income (Loss) - (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Statement of Other Comprehensive Income [Abstract]
Schedule of Accumulated other comprehensive income (loss) in the equity section of the Company Consolidated Balance Sheets
Accumulated other comprehensive income in the equity section of our Condensed Consolidated Balance Sheets includes:

	Successor	Predecessor
($ in thousands)	May 31, 2021	February 28, 2021
Foreign currency translation adjustment	$3,863	$2,388

Accumulated other comprehensive income	$3,863	$2,388

Accumulated other comprehensive income (loss) in the equity section of the Company Consolidated Balance Sheets includes:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Foreign currency translation adjustment	$2,388	$(925)
Unrealized gain on investments	—	27
Accumulated other comprehensive income (loss)	$2,388	$(898)